Earnings Per Share (EPS) - Schedule of Basic and Diluted EPS (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share (EPS) [Abstract]
Net income attributable to common shareholders for basic income (loss) (in Dollars)		$ 215,696	$ 192,381	$ 15,259
Net income attributable to common shareholders for diluted income (loss) (in Dollars)		$ 215,696	$ 192,381	$ 15,259
Weighted average number of common shares for basic EPS	[1]	83,503,592	75,595,967	73,727,979
Effects of dilution from:
Dilutive effect of shared based compensation		11,513,809	9,603,882	9,008,141
Dilutive effect of Advanced Investment Agreement			45,104	44,844
Other		112,328	52,957	37,543
Weighted average number of common shares for diluted EPS	[1]	95,129,729	85,297,910	82,818,507
Basic net income (loss) per share (in Dollars per share)		$ 2.58	$ 2.55	$ 0.21
Diluted net income (loss) per share (in Dollars per share)		$ 2.27	$ 2.26	$ 0.18

[1]	Numbers of shares have been retroactively adjusted to reflect the Recapitalization, as in Note 16(A)